SCHEDULE OF SIGNIFICANT DUE FROM RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total		$ 1,316
Liping Huang [Member]
IfrsStatementLineItems [Line Items]
Total		500
Lei Deng [Member]
IfrsStatementLineItems [Line Items]
Total		277
Xiaorong Yang [Member]
IfrsStatementLineItems [Line Items]
Total		$ 539